Investment Objectives and Goals	Mar. 31, 2026
WisdomTree U.S. Multifactor Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree U.S. Multifactor Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree U.S. Multifactor Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Multifactor Index (the “Index”).
WisdomTree International Multifactor Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree International Multifactor Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree International Multifactor Fund (the “Fund”) seeks capital appreciation.
WisdomTree Emerging Markets Multifactor Fund
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Emerging Markets Multifactor Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree Emerging Markets Multifactor Fund (the “Fund”) seeks capital appreciation.